SCHEDULE OF ASSUMPTIONS USED IN BLACK-SCHOLES VALUATION METHOD FOR OPTIONS (Details)	12 Months Ended
Oct. 31, 2024
Equity [Abstract]
Risk free interest rate	4.36%
Expected term (years)	5 years
Expected volatility	137.10%
Expected dividends	0.00%